FINANCIAL INSTRUMENTS - Summary Of Sensitivity Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Derivative Contracts [Line items]
Profit or loss	$ 359.0	$ 354.6	$ 164.3
Equity	3,812.0	$ 3,344.6	$ 3,039.3	$ 2,824.3
Interest rates risk | DI | Loans and financing
Disclosure of Derivative Contracts [Line items]
Carrying amount of liabilities exposed to risk	(3.8)
Profit or loss	0.6
Equity	$ 0.0
Interest rates risk | DI
Disclosure of Derivative Contracts [Line items]
Rate considered	14.90%
Interest rates risk | DI | Cash equivalents and financial investments
Disclosure of Derivative Contracts [Line items]
Carrying amount of assets exposed to risk	$ 187.1
Profit or loss	(31.4)
Equity	$ 0.0
Interest rates risk | DI | Probable scenario
Disclosure of Derivative Contracts [Line items]
Rate considered	12.40%
Interest rates risk | EURIBOR | Loans and financing
Disclosure of Derivative Contracts [Line items]
Carrying amount of liabilities exposed to risk	$ (0.2)
Profit or loss	0.0
Equity	$ 0.0
Interest rates risk | EURIBOR
Disclosure of Derivative Contracts [Line items]
Rate considered	1.94%
Interest rates risk | EURIBOR | Probable scenario
Disclosure of Derivative Contracts [Line items]
Rate considered	2.24%
Interest rates risk | SIFIMA | Loans and financing
Disclosure of Derivative Contracts [Line items]
Carrying amount of liabilities exposed to risk	$ (18.1)
Profit or loss	2.7
Equity	$ 0.0
Interest rates risk | SIFIMA
Disclosure of Derivative Contracts [Line items]
Rate considered	2.36%
Interest rates risk | SIFIMA | Probable scenario
Disclosure of Derivative Contracts [Line items]
Rate considered	2.01%
Interest rates risk | SOFR | Loans and financing
Disclosure of Derivative Contracts [Line items]
Carrying amount of liabilities exposed to risk	$ (205.2)
Profit or loss	30.2
Equity	$ 0.0
Interest rates risk | SOFR
Disclosure of Derivative Contracts [Line items]
Rate considered	3.87%
Interest rates risk | SOFR | Probable scenario
Disclosure of Derivative Contracts [Line items]
Rate considered	3.30%
Interest rates risk | TR | Loans and financing
Disclosure of Derivative Contracts [Line items]
Carrying amount of liabilities exposed to risk	$ (27.2)
Profit or loss	2.7
Equity	$ 0.0
Interest rates risk | TR
Disclosure of Derivative Contracts [Line items]
Rate considered	2.11%
Interest rates risk | TR | Probable scenario
Disclosure of Derivative Contracts [Line items]
Rate considered	1.89%
Exchange rates risk | BRL | Loans and financing
Disclosure of Derivative Contracts [Line items]
Carrying amount of liabilities exposed to risk	$ (78.2)
Profit or loss	(5.7)
Equity	$ 0.0
Exchange rates risk | BRL
Disclosure of Derivative Contracts [Line items]
Exchange rate	5.50
Exchange rates risk | BRL | Derivative instruments
Disclosure of Derivative Contracts [Line items]
Carrying amount of liabilities exposed to risk	$ (5.3)
Profit or loss	0.0
Equity	(15.4)
Exchange rates risk | BRL | Other liabilities
Disclosure of Derivative Contracts [Line items]
Carrying amount of liabilities exposed to risk	(453.4)
Profit or loss	(32.8)
Equity	0.0
Exchange rates risk | BRL | Cash equivalents and financial investments
Disclosure of Derivative Contracts [Line items]
Carrying amount of assets exposed to risk	210.8
Profit or loss	15.2
Equity	0.0
Exchange rates risk | BRL | Other assets
Disclosure of Derivative Contracts [Line items]
Carrying amount of assets exposed to risk	281.7
Profit or loss	20.4
Equity	$ 0.0
Exchange rates risk | BRL | Probable scenario
Disclosure of Derivative Contracts [Line items]
Exchange rate	5.90
Exchange rates risk | EURO
Disclosure of Derivative Contracts [Line items]
Exchange rate	1.18
Exchange rates risk | EURO | Derivative instruments
Disclosure of Derivative Contracts [Line items]
Carrying amount of liabilities exposed to risk	$ (2.8)
Profit or loss	(0.1)
Equity	$ 0.0
Exchange rates risk | EURO | Probable scenario
Disclosure of Derivative Contracts [Line items]
Exchange rate	1.12
Market risk | EMBR
Disclosure of Derivative Contracts [Line items]
Exchange rate	88.6
Market risk | EMBR | Derivative instruments
Disclosure of Derivative Contracts [Line items]
Carrying amount of liabilities exposed to risk	$ (0.8)
Profit or loss	3.6
Equity	$ 0.0
Market risk | EMBR | Probable scenario
Disclosure of Derivative Contracts [Line items]
Exchange rate	101.47
Market risk | EVEX
Disclosure of Derivative Contracts [Line items]
Exchange rate	3.99
Market risk | EVEX | Derivative instruments
Disclosure of Derivative Contracts [Line items]
Carrying amount of liabilities exposed to risk	$ (59.0)
Profit or loss	2.9
Equity	$ 0.0
Market risk | EVEX | Probable scenario
Disclosure of Derivative Contracts [Line items]
Exchange rate	4.13